UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Dividend Growth Fund	September 30, 2018

T. ROWE PRICE DIVIDEND GROWTH FUND

Unaudited

Portfolio of Investments‡ (Cost and value in $000s)	Shares	$ Value
COMMON STOCKS 96.5%		
CONSUMER DISCRETIONARY 10.5%		
Hotels, Restaurants & Leisure 3.5%		
Carnival (1)	389,300	24,826
Hilton Worldwide Holdings (1)	680,862	55,000
Marriott International, Class A (1)	567,491	74,926
McDonald's	366,900	61,379
MGM Resorts International	1,575,300	43,966
Yum! Brands (1)	717,000	65,182
		325,279
Media 2.8%		
Comcast, Class A	2,652,500	93,925
Omnicom Group (1)	381,800	25,970
Twenty-First Century Fox, Class A	1,389,500	64,376
Walt Disney (1)	703,600	82,279
		266,550
Multiline Retail 1.3%		
Dollar General	1,101,100	120,350
		120,350
Specialty Retail 2.5%		
Home Depot	531,600	110,121
Ross Stores	911,500	90,330
Tractor Supply	374,600	34,043
		234,494
Textiles, Apparel & Luxury Goods 0.4%		
NIKE, Class B	507,600	43,004
		43,004
Total Consumer Discretionary		989,677
CONSUMER STAPLES 6.5%		
Beverages 2.4%		
Coca-Cola	889,800	41,100

Diageo (GBP)	1,198,406	42,457
Keurig Dr Pepper (1)	743,080	17,217
PepsiCo	1,119,500	125,160
		225,934
Food & Staples Retailing 0.4%		
Costco Wholesale	155,500	36,524
		36,524
Food Products 2.3%		
McCormick (1)	336,300	44,308
Mondelez International, Class A (1)	2,203,751	94,673
Nestle (CHF)	598,986	49,858
Tyson Foods, Class A	539,500	32,116
		220,955
Household Products 0.6%		
Colgate-Palmolive (1)	254,619	17,047
Kimberly-Clark	316,200	35,933
		52,980
Tobacco 0.8%		
Philip Morris International	897,545	73,186
		73,186
Total Consumer Staples		609,579
ENERGY 4.3%		
Energy Equipment & Services 0.3%		
Schlumberger	488,800	29,778
		29,778
Oil, Gas & Consumable Fuels 4.0%		
Canadian Natural Resources (CAD)	1,192,800	38,957
Exxon Mobil	1,679,600	142,800
Occidental Petroleum	1,368,700	112,466
TransCanada (CAD)	2,079,300	84,128
		378,351
Total Energy		408,129

FINANCIALS 16.2%		
Banks 6.7%		
First Republic Bank	469,259	45,049
JPMorgan Chase	2,543,100	286,963
U.S. Bancorp	2,615,400	138,119
Wells Fargo	2,965,900	155,888
		626,019
Capital Markets 3.5%		
Bank of New York Mellon (1)	1,947,200	99,288
Morgan Stanley	375,500	17,487
S&P Global	202,900	39,645
State Street	1,151,100	96,439
TD Ameritrade Holding (1)	1,480,615	78,221
		331,080
Consumer Finance 0.4%		
American Express (1)	395,900	42,159
		42,159
Insurance 5.6%		
American International Group (1)	1,008,600	53,698
Aon (1)	583,800	89,777
Chubb	942,570	125,965
Marsh & McLennan	1,467,700	121,408
Progressive	1,046,100	74,315
Willis Towers Watson	399,000	56,235
		521,398
Total Financials		1,520,656
HEALTH CARE 19.2%		
Health Care Equipment & Supplies 6.9%		
Becton Dickinson & Company	846,796	221,014
Danaher	1,846,600	200,652
Medtronic	1,111,278	109,316
Stryker	677,500	120,378
		651,360

Health Care Providers & Services 4.4%		
Cigna	331,750	69,087
CVS Health	839,388	66,076
UnitedHealth Group	1,036,400	275,724
		410,887
Life Sciences Tools & Services 3.1%		
Agilent Technologies	1,355,500	95,617
Thermo Fisher Scientific	810,380	197,797
		293,414
Pharmaceuticals 4.8%		
Johnson & Johnson	775,800	107,192
Merck	832,900	59,086
Pfizer	4,445,400	195,909
Zoetis (1)	960,600	87,953
		450,140
Total Health Care		1,805,801
INDUSTRIALS & BUSINESS SERVICES 11.4%		
Aerospace & Defense 1.5%		
Boeing	61,800	22,983
Northrop Grumman	222,200	70,520
United Technologies (1)	351,800	49,185
		142,688
Air Freight & Logistics 0.6%		
CH Robinson Worldwide (1)	320,900	31,423
United Parcel Service, Class B	187,000	21,832
		53,255
Airlines 0.3%		
Alaska Air Group (1)	441,200	30,381
		30,381
Commercial Services & Supplies 1.0%		
Waste Connections	1,192,763	95,147
		95,147

Electrical Equipment 0.5%		
Hubbell (1)	347,000	46,349
		46,349
Industrial Conglomerates 3.1%		
Honeywell International	860,300	143,154
Roper Technologies	488,100	144,580
		287,734
Machinery 2.9%		
Fortive (1)	953,700	80,302
Illinois Tool Works	649,500	91,657
PACCAR	230,400	15,711
Stanley Black & Decker	571,900	83,749
		271,419
Professional Services 0.6%		
Equifax	441,025	57,584
		57,584
Road & Rail 0.9%		
Union Pacific (1)	530,475	86,377
		86,377
Total Industrials & Business Services		1,070,934
INFORMATION TECHNOLOGY 16.2%		
Communications Equipment 0.8%		
Cisco Systems	1,578,000	76,770
		76,770
Electronic Equipment, Instruments & Components 0.7%		
TE Connectivity	780,700	68,647
		68,647
IT Services 6.5%		
Accenture, Class A (1)	894,400	152,227
Automatic Data Processing	476,800	71,835
Fidelity National Information Services (1)	1,077,397	117,512
Visa, Class A (1)	1,792,600	269,051
		610,625

Semiconductors & Semiconductor Equipment 1.7%		
Microchip Technology (1)	642,500	50,700
Texas Instruments	1,020,600	109,500
		160,200
Software 4.0%		
Microsoft	3,232,400	369,689
		369,689
Technology Hardware, Storage & Peripherals 2.5%		
Apple	1,024,200	231,203
		231,203
Total Information Technology		1,517,134
MATERIALS 4.1%		
Chemicals 2.9%		
Air Products & Chemicals	578,400	96,622
Ecolab	101,000	15,835
PPG Industries	172,100	18,781
Praxair	209,200	33,625
RPM International	1,174,900	76,298
Sherwin-Williams (1)	78,000	35,506
		276,667
Containers & Packaging 1.2%		
Ball (1)	2,487,000	109,403
		109,403
Total Materials		386,070
REAL ESTATE 2.5%		
Equity Real Estate Investment Trusts 2.5%		
American Tower, REIT (1)	680,800	98,920
Crown Castle International, REIT	881,247	98,109
Equity Residential, REIT (1)	494,038	32,735
Total Real Estate		229,764

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2018, the value of loaned securities was $176,806,000; the value of cash collateral and related investments was $182,222,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018